PENN CAPITAL MID CAP CORE FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2023 (Unaudited)

	NUMBER OF SHARES	VALUE
COMMON STOCKS — 98.3%
Aerospace & Defense — 1.4%
Textron, Inc.	2,271	$174,095

Air Freight & Logistics — 3.0%
Forward Air Corp.	2,316	147,135
GXO Logistics, Inc. (a)	3,844	216,264
		363,399
Banks — 6.7%
Pinnacle Financial Partners, Inc.	2,733	198,334
Popular, Inc.	3,739	275,901
South State Corp.	2,397	177,498
Texas Capital Bancshares, Inc. (a)	2,530	138,846
		790,579
Biotechnology — 4.1%
ACADIA Pharmaceuticals, Inc. (a)	4,004	89,209
Halozyme Therapeutics, Inc. (a)	4,713	181,969
United Therapeutics Corp. (a)	925	222,000
		493,178
Capital Markets — 1.3%
BGC Group, Inc. - Class A	24,294	157,911

Construction Materials — 1.6%
Knife River Corp. (a)	3,311	197,600

Consumer Staples Distribution & Retail — 1.5%
Performance Food Group Co. (a)	2,726	177,326

Containers & Packaging — 1.3%
O-I Glass, Inc. (a)	10,542	155,600

Electrical Equipment — 1.3%
Generac Holdings, Inc. (a)	1,341	156,991

Energy Equipment & Services — 6.2%
Patterson-UTI Energy, Inc.	13,818	161,809
Transocean Ltd. (a)	33,641	213,957
Weatherford International PLC (a)	4,087	370,649
		746,415
Food Products — 1.1%
Darling Ingredients, Inc. (a)	2,964	130,031

Ground Transportation — 1.7%
ArcBest Corp.	1,680	200,239

Health Care Equipment & Supplies — 1.9%
Alphatec Holdings, Inc. (a)	19,863	235,774

Health Care Providers & Services — 3.2%
Progyny, Inc. (a)	5,082	174,618
Tenet Healthcare Corp. (a)	3,151	217,450
		392,068
Hotel & Resort REITs — 1.6%
Ryman Hospitality Properties, Inc.	1,946	195,281

Hotels, Restaurants & Leisure — 11.4%
Caesars Entertainment, Inc. (a)	4,783	213,896
Golden Entertainment, Inc.	7,313	260,636
MGM Resorts International	4,940	194,834
Norwegian Cruise Line Holdings Ltd. (a)	10,643	162,519
Papa John's International, Inc.	1,806	117,823
Planet Fitness, Inc. - Class A (a)	2,822	191,727
SeaWorld Entertainment, Inc. (a)	5,128	250,759
		1,392,194
Household Durables — 1.0%
Taylor Morrison Home Corp. (a)	2,708	122,131

Industrial REITs — 1.9%
STAG Industrial, Inc.	6,452	231,304

Insurance — 3.4%
Arch Capital Group Ltd. (a)	1,462	122,355
Hamilton Insurance Group Ltd. - Class B (a)	6,490	100,595
Primerica, Inc.	921	192,959
		415,909
Machinery — 2.7%
Chart Industries, Inc. (a)	1,442	187,503
Hillman Solutions Corp. (a)	19,219	140,683
		328,186
Marine Transportation — 1.5%
Kirby Corp. (a)	2,364	181,437

Media — 4.4%
Gray Television, Inc.	17,137	132,469
Nexstar Media Group, Inc. - Class A	1,851	262,712
Stagwell, Inc. (a)	27,283	136,961
		532,142
Metals & Mining — 3.3%
Carpenter Technology Corp.	3,386	239,762
Commercial Metals Co.	3,566	161,647
		401,409
Oil, Gas & Consumable Fuels — 5.5%
Chesapeake Energy Corp.	2,526	202,863
Diamondback Energy, Inc.	1,059	163,520
Golar LNG Ltd.	4,774	102,784
Northern Oil and Gas, Inc.	5,540	207,307
		676,474
Pharmaceuticals — 1.0%
Collegium Pharmaceutical, Inc. (a)	4,541	116,386

Semiconductors & Semiconductor Equipment — 7.1%
Allegro MicroSystems, Inc. (a)	5,764	156,896
Kulicke & Soffa Industries, Inc.	3,873	199,537
Rambus, Inc. (a)	3,267	221,078
Semtech Corp. (a)	8,222	134,594
Teradyne, Inc.	1,693	156,145
		868,250
Software — 3.4%
PTC, Inc. (a)	1,510	237,613
RingCentral, Inc. - Class A (a)	6,080	173,037
		410,650
Specialized REITs — 1.7%
Gaming & Leisure Properties, Inc.	4,282	200,098

Specialty Retail — 3.1%
Five Below, Inc. (a)	951	179,225
Floor & Decor Holdings, Inc. - Class A (a)	2,145	196,718
		375,943
Technology Hardware, Storage & Peripherals — 2.1%
Western Digital Corp. (a)	5,336	257,782

Textiles, Apparel & Luxury Goods — 1.4%
Crocs, Inc. (a)	1,563	165,068

Trading Companies & Distributors — 4.9%
FTAI Aviation Ltd.	5,032	207,369
H&E Equipment Services, Inc.	5,746	254,606
NOW, Inc. (a)	12,722	126,838
		588,813
Wireless Telecommunication Services — 0.6%
Gogo, Inc. (a)	7,719	77,422
TOTAL COMMON STOCKS (COST $10,968,336)		11,908,085

	NUMBER OF SHARES (000'S)
SHORT-TERM INVESTMENTS — 2.2%
Money Market Deposit Accounts — 2.2%
U.S. Bank Money Market Deposit Account, 3.27% (b)	263	262,751
TOTAL MONEY MARKET DEPOSIT ACCOUNTS (COST $262,751)		262,751
TOTAL SHORT-TERM INVESTMENTS (COST $262,751)		262,751
TOTAL INVESTMENTS (COST $11,231,087) — 100.5%		12,170,836
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(66,308)
TOTAL NET ASSETS — 100.0%		$12,104,528

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.”

PLC Public Limited Company
REIT Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown is as of November 30, 2023.

PENN CAPITAL MID CAP CORE FUND
PORTFOLIO HOLDINGS SUMMARY TABLE
NOVEMBER 30, 2023 (UNAUDITED)

COUNTRY EXPOSURE (as a percentage of total investments)

COMMON STOCKS
United States	88.2%
Ireland	3.1%
Bermuda	2.7%
Puerto Rico	2.3%
Singapore	1.6%
SHORT-TERM INVESTMENTS
United States	2.2%

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

PENN CAPITAL OPPORTUNISTIC HIGH INCOME FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Equities
Common Stocks	$11,908,085	$11,908,085	$–	$–
Total Equity Securities	$11,908,085	$11,908,085	$–	$–

Short-Term Investments
Money Market Deposit Accounts	$262,751	$262,751	$–	$–
Total Short-Term Investments	$262,751	$262,751	$–	$–
Total Assets*	12,170,836	12,170,836	–	–

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2023, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.